SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14,886	$ 15,909
Long-lived assets	14,643		$ 14,646
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,727	6,496
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,320	5,134
Long-lived assets	1,318		1,268
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,236	3,716
South And Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	553	422
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48	50
Long-lived assets	119		170
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,774		1,764
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,381		11,375
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2	$ 91
Long-lived assets	$ 51		$ 69